Other Commitments and Contingencies Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against long-term loans	$ 3,165,857	$ 3,244,291